Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of exchange differences on translation [member]	Capital reserve [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2019	$ 56,065	$ (8,621)	$ 132,591	$ 16,760	$ (88,380)	$ 108,415	$ 16,302	$ 124,717
Statement Line Items [Line Items]
Dividends declared	0	0	0	0	(3,887)	(3,887)	(655)	(4,542)
Shares issued - share-based payment	216	0	0	0	0	216	0	216
Shares issued - options exercised	30	0	0	0	0	30	0	30
Shares issued - Equity raise (net of transaction cost)	12,538	0	0	0	0	12,538	0	12,538
Shares issued - Blanket shares purchased from Fremiro	5,847	0	0	(2,247)	0	3,600	(3,600)	0
Profit for the year	0	0	0	0	20,780	20,780	4,477	25,257
Other comprehensive loss for the year	0	(173)	0	0	0	(173)	0	(173)
Balance at Dec. 31, 2020	74,696	(8,794)	132,591	14,513	(71,487)	141,519	16,524	158,043
Statement Line Items [Line Items]
Dividends declared	0	0	0	0	(6,068)	(6,068)	(2,001)	(8,069)
Shares issued - options exercised	165	0	0	0	0	165	0	165
Shares issued - Equity raise (net of transaction cost)	7,806	0	0	0	0	7,806	0	7,806
Profit for the year	0	0	0	0	18,405	18,405	4,737	23,142
Other comprehensive loss for the year	0	(531)	0	0	0	(531)	0	(531)
Balance at Dec. 31, 2021	82,667	(9,325)	132,591	14,513	(59,150)	161,296	19,260	180,556
Statement Line Items [Line Items]
Dividends declared	0	0	0	0	(8,975)	(8,975)	(1,814)	(10,789)
Shares issued - share-based payment	0	0	0	484	0	484	0	484
Shares issued - Equity raise (net of transaction cost)	804	0	0	0	0	804	0	804
Profit for the year	0	0	0	0	17,903	17,903	4,963	22,866
Other comprehensive loss for the year	0	(462)	0	0	0	(462)	0	(462)
Balance at Dec. 31, 2022	$ 83,471	$ (9,787)	$ 132,591	$ 14,997	$ (50,222)	$ 171,050	$ 22,409	$ 193,459